Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Basis of Presentation		Basis of Presentation The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.
Principle of Consolidation

Principle of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and variable interest entities (“VIEs”). Inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation. As the Company has both the power to direct the activities of the entities that most significantly impact its economic performance and the right to receive benefits or the obligation to absorb losses of the entities that could potentially be significant to the entities, the Company is considered the primary beneficiary of VIEs. (see Notes 9, 10, 11 and 12).

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest (“NCI”) reflect the portion of income or loss and the corresponding equity attributable to third-parties in certain consolidated subsidiaries that are not 100% owned by the Company. Noncontrolling interest is presented as a separate component in our consolidated statements of operation. NCI is allocated a share of income or loss in the respective consolidated subsidiaries in proportion to their relative ownership interest.

Functional currency and Exchange Rate Income (Loss)

Functional currency and Exchange Rate Income (Loss)

The functional currency of our foreign entities is their local currency. For these foreign entities, we translate their financial statements into U.S. dollars using average exchange rates for the period for statements of operations amounts and using end-of-period exchange rates for assets and liabilities. We record these translation adjustments in Accumulated other comprehensive loss, a separate component of stockholders’ equity, in our consolidated balance sheets. Exchange gains and losses resulting from the conversion of transaction currency to functional currency are charged or credited to other comprehensive income (expense), net.

The exchange rate used for conversion balance sheet data from Nigerian Naira and RMB to USD is presented below:

Currency	March 31, 2023	December 31, 2022
Naira	460.35	448.55
RMB	6.8676	6.8972

Functional currency and Exchange Rate Income (Loss)

The functional currency of our foreign entities is their local currency. For these foreign entities, we translate their financial statements into U.S. dollars using average exchange rates for the period for statements of operations amounts and using end-of-period exchange rates for assets and liabilities. We record these translation adjustments in Accumulated other comprehensive loss, a separate component of stockholders’ equity, in our consolidated balance sheets. Exchange gains and losses resulting from the conversion of transaction currency to functional currency are charged or credited to other comprehensive income (expense), net.

The exchange rate used for conversion Nigerian Naira and RMB to USD is presented below:

Currency	December 31, 2022	December 31, 2021
Naira	448.55	412.49
RMB	6.8972	6.3726

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. These estimates and assumptions take into account historical and forward-looking factors that the Company believes are reasonable. Actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, bank deposits, money market funds and high liquid short-term investments with insignificant interest rate risk and original maturities of three months or less.

Restricted Cash

Restricted Cash

The Company, as an insurance broker, is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Insurance Regulatory Commission (“CIRC”) rules and regulations. As of December 31, 2022 and 2021, restricted cash amounted to $2,233 and $2,417 respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivables are recorded at amounts billed to customers, net of an allowance for doubtful accounts. Trade accounts receivable are recorded at invoiced amounts. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off. The allowance is determined based on specific analysis of each customer account receivable’s aging, assessment of its related risk and ability of the customer to make the required payment. In addition, in accordance with ASC 326, “Financial Instruments - Credit Losses”, an allowance is maintained for estimated forward-looking losses resulting from possible inability of customers to make required payments (current expected losses). The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers. Trade accounts receivables are written off against the allowance when it becomes evident that collection will not occur. As of December 31, 2022 and December 31, 2021, allowance for expected credit losses was $3,012 and $2,606, respectively.

Financial Instruments

Financial Instruments

The Company accounts for debt and equity issuances as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the instruments and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all of the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification, the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is calculated by the straight-line method over their estimated useful lives. Useful lives of depreciation are as follows:

Category	Useful Life
Machinery and equipment	3-7 years
Furniture and fixtures	3-14 years
Transportation equipment	4-7 years
Leasehold improvements	Over the shorter of lease term or life of the assets
Computer equipment	3 years
Buildings	20 years
Office Equipment	5 years
Plant & Machinery	4 years
Mobile Devices	3 years
Site Installations	4 years

Stock Based Compensation

Stock Based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based awards are recognized based on the grant-date fair values. The Company estimates the fair value of stock-based compensation awards granted using the grant date fair value of the awards.

Stock-based compensation expense is recognized evenly over the vesting period. The Company accounts for forfeitures as they occur. For stock options, fair value is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the option, the volatility of the underlying stock, the expected dividends on it, and the risk-free interest rate over the expected life of the option.

Cost of revenues

Cost of revenues

Cost of revenues are from our Comprehensive Platform Service and also from our Chinese’s companies Verticals and technology segment. Our Cost of revenues expenses consist primarily from commission costs and depreciation Expense.

Research and Development Costs

Research and Development Costs

Research and development costs are from our online stock trading platform segment and also from our Chinese’s companies Verticals and technology segment. Our research and development expenses consist primarily of expenditures for consulting fees, compensation, and salary costs and expensed as incurred unless these costs qualify for capitalization as internal-use software development costs.

Earnings (Loss) per Share

Earnings (Loss) per Share

In accordance with FASB ASC 260, “Earnings Per Share,” the basic net loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of shares of common stock outstanding during the period. Basic net loss per share excludes the dilutive effect of stock options or warrants. The calculation of the basic and diluted earnings per share is the same for all periods presented, as the effect of the potential common shares equivalents is anti-dilutive due to the Company’s net loss position for all periods presented.

leases

Leases

The Company as Lessee: Operating lease right-of-use assets (“ROU assets”) represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Because the rate implicit on most of the Company’s leases are not readily determinable, the Company’s incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived nonfinancial assets.

The Company recognized no impairment of ROU assets as of December 31, 2022 and December 31, 2021.

The operating lease is included in right-of-use assets and lease liability on the consolidated balance sheets.

The Company as Lessor: We evaluate all agreements entered into or modified that convey to others the use of property or equipment for a term to determine whether the agreement is or contains a lease. The underlying assets associated with these agreements are evaluated for future use beyond the lease term. We have elected the non-lease component separation practical expedient for all classes of assets where we are the lessor.

We entered into agreement with standard terms to lease mobile phones to the customers for 1 year. Under the agreement the right and ownership of the mobile phones shall remain with the Company (Lessor). Lessor has the exclusive right to terminate the agreement in whole or part. The agreement has lease and non lease component. The lease component is accounted as operating lease and income is recognized on a straight-line basis over the lease term as a revenue and certain non-lease components may be accounted for under the revenue recognition guidance in ASC Topic 606, Revenue from Contracts with Customers, or ASC Topic 606. See the “Revenue Recognition”.

The Company follows ASC No 842, Leases starting from the January 1, 2021.

Investments

Investments

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

As of December 31, 2022, the Company owned 31.47% of shares in Micronet which was accounted for under equity method.

As of December 31, 2022, the Company owned 24% of the shares in Beijing Fucheng and controlled the remaining 76% through contractual arrangements as discussed in Note 1. The Company consolidates Beijing Fucheng.

Fair value measurement

Fair value measurement

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Intangible assets

Intangible assets

The Company’s intangible assets with definite useful lives primarily consist of licensed software, Technology, Trade name/ trademarks, Customer relationship and Farmer Cooperative. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews all the intangible assets for frequent impairment indicators on quarterly basis. The Company typically amortizes its intangible assets with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives. The Company did not record any impairment of intangible assets as of December 31, 2022 and December 31, 2021.

Intangible assets are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
License & software	indefinite useful life and some of them for 10 years and some of them for 6 years
Technology know-how	6 years
Trade name/ trademarks	indefinite useful life and some of them for 5 years and some of them for 10 years
Customer relationship	5-10 years
Farmer cooperative	8 years

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the identifiable net assets acquired in the acquisition of a business. We test goodwill for impairment annually in the fourth quarter and when events or changes in circumstances indicate that the fair value of a reporting unit with goodwill has been reduced below its carrying value. Events that could indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate, operational performance of the business or key personnel, and an adverse action or assessment by a regulator. The Company has determined that there are two reporting units for purposes of testing goodwill for impairment.

In testing goodwill for impairment, the Company has the option to first consider qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Such qualitative factors include industry and market considerations, economic conditions, entity-specific financial performance and other events, such as changes in management, strategy and primary customer base. If based on the Company’s qualitative assessment it is more likely than not that the fair value of the reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if the Company concludes otherwise, quantitative impairment testing is not required. The results of the Company’s qualitative goodwill impairment test performed on the first business day of fourth quarter for fiscal years 2022 and 2021 did not indicate any impairments.

Temporary Equity

Temporary Equity

Equity instruments that are redeemable for cash or other assets are classified as temporary equity if the instrument is redeemable, at the option of the holder, at a fixed or determinable price on a fixed or determinable date or upon the occurrence of an event that is not solely within the control of the issuer.

Redeemable equity instruments are initially carried at the relative fair value of the equity instrument at the issuance date, which is subsequently adjusted at each balance sheet date if the instrument is currently redeemable or probable of becoming redeemable. The Series B Preferred Stock issued in connection with the acquisition of Tingo Mobile described in Note 3 were classified as temporary equity in the accompanying financial statements.

Business Combinations

Business Combinations

We allocate the purchase consideration to the identifiable net assets acquired, including intangible assets and liabilities assumed, based on estimated fair values at the date of the acquisition. The excess of the fair value of the purchase consideration over the fair value of the identifiable assets and liabilities, if any, is recorded as goodwill. During the measurement period, which is up to one year from the acquisition date, we may adjust provisional amounts that were recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

Determining the fair value of assets acquired and liabilities assumed requires significant judgment, including the selection of valuation methodologies including the income approach, the cost approach, and the market approach. Significant assumptions used in those methodologies include, but are not limited to, the expected values of the underlying metric, the systematic risk embedded in the underlying metric, the volatility of the underlying metric, the risk-free rate, and the counterparty risk. The use of different valuation methodologies and assumptions is highly subjective and inherently uncertain and, as a result, actual results may differ materially from estimates.

Revenue Recognition

Revenue Recognition

The Company follows ASC 606 “Revenue from Contracts with Customers” and recognizes revenue when it transfers the control of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company’s revenues from the insurance segment are generated from providing insurance brokerage services or insurance agency services on behalf of insurance carriers.

Our performance obligation to the insurance carrier is satisfied and commission revenue is recognized at a point in time when an insurance policy becomes effective. The Company provides customers with information regarding services and commission charge from the customers on a monthly basis. Performance obligation is satisfied at a point in time when the requested information is delivered to the customer.

In accordance with ASC 606-10-55, Revenue Recognition: Principal Agent Considerations, the Company reports revenue on a gross or net basis based on management’s assessment of whether the Company acts as a principal or agent in the transaction. To the extent the Company acts as the principal, revenue is reported on a gross basis. To the extent the Company acts as the agent, revenue is reported on a net basis. The determination of whether the Company act as a principal or an agent in a transaction is based on an evaluation of whether the Company controls the good or service prior to transfer to the customer.

The Company reports its insurance revenue net of amounts due to the insurance companies as the Company is not the primary obligor in the relevant arrangements, the Company does not finalize the pricing, and does not bear any risk related to the insurance policies.

The Company’s revenues from the online stock trading platform are generated from stock trading commission income. Commission revenue is recognized at a point in time when transfer of control occurs. Trade execution performance obligation generally occurs on the trade date because that is when the underlying financial instrument (for a purchase) or purchaser (for a sale) is identified, and the pricing is agreed upon.

The Company’s revenues from Tingo Mobile’s comprehensive platform service recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company offers customers the ability to lease the phones on one-year terms, and purchase data and calls, as well as use of the NWASSA payment platform. As part of these contracts, the Company records revenue. The Company also records depreciation expense on a straight-line basis over the useful life of the phones, which is estimated by management at three years.

The Company exercised judgement in determining in determining the accounting policies related to these transactions, including the following:

●	Determination of whether products and services are considered distinct performance obligations that should be accounted for separately versus together, such as phone leases and purchase of data.

●	Determination of stand-alone selling prices for each distinct performance obligation and for products and services that are not sold separately.

●	The pattern of delivery (i.e., timing of when revenue is recognized) for each distinct performance obligation.

●	Estimation of variable consideration when determining the amount of revenue to recognize (i.e., separate items on NWASSA platform)

Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach as prescribed in ASC 740-10 “Income Taxes” whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are measured using the enacted tax rates anticipated (under applicable law as of the balance sheet date) to apply when the deferred taxes are expected to be paid or realized. Deferred tax assets and liabilities, as well as any related valuation allowance, are classified as noncurrent items on the balance sheets.

The Company evaluates the potential realization of its deferred tax assets for each jurisdiction in which the Company operates at each reporting date and establishes valuation allowances when it is more likely than not that all or a part of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and deferred tax assets and projected future taxable income.

ASC 740-10 prescribes a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the Company’s unrecognized income tax benefits. The Company’s policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

TINGO GROUP and its subsidiaries and VIEs within the jurisdiction of the United States, Israel and China are subject to a tax examination for the most recent three, four and five years, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from them. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”. As of December 31, 2022, and 2021, no indicators of impairment have been identified.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

In accordance with ASC 220 “Comprehensive Income”, comprehensive income represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net profit.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

ASC Topic 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with management approach,” following the method that management organizes the Company’s reportable segments for which separate financial information is made available to, and evaluated regularly by, the chief operating decision maker (the “CODM”), in allocating resources and in assessing performance.

The Company’s CODM has been identified as the CEO, who reviews consolidated and each of the segments results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has three operating segments and therefore three reportable segments as defined by ASC 280.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-02 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. The Company does not expect the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations”. The amendments in this Update address how to determine whether a contract liability is recognized by the acquirer in a business combination and resolve the inconsistency of measuring revenue contracts with customers acquired in a business combination by providing specific guidance on how to recognize and measure acquired contract assets and contract liabilities from revenue contracts in a business combination. The amendments in this Update apply to all entities that enter into a business combination within the scope of Subtopic 805-10, Business Combination-Overalls. For public business entities, ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations, comprehensive loss and cash flows.

Reclassification

Reclassification

Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year presentation. These reclassifications did not affect the prior period total assets, total liabilities, stockholders’ deficit, net loss or net cash used in operating activities.

Interim Financial Statements

Interim Financial Statements

These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Operating results for the three months ended March 31, 2023, are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

Significant Accounting Policies

Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.